Derecognition of financial assets (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2024 (1)	April 30 2024 (1)	October 31 2023 (1)
Assets
Carrying value of residential mortgage loans	$11,442	$11,564	$13,508
Other related assets (2)	7,592	8,032	8,600
Liabilities
Carrying value of associated liabilities	$18,307	$19,183	$20,222
(1)
The fair value of the transferred assets is $18,697 (April 30, 2024 – $19,068 and October 31, 2023 – $20,264) and the fair value of the associated liabilities is $17,985 (April 30, 2024 – $18,430 and October 31, 2023 – $19,265) for a net position of $712

(April 30, 2024 – $638 and October 31, 2023 – $999).

(2)
These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2024 (1)	April 30 2024 (1)	October 31 2023 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$158,912	$152,118	$140,296
Securities lending agreements	54,636	55,105	56,174
Total	213,548	207,223	196,470
Carrying value of associated liabilities (3)	$178,595	$173,602	$160,007
(1)
The fair value of transferred assets is $213,548 (April 30, 2024 – $207,223 and October 31, 2023 – $196,470) and the fair value of the associated liabilities is $178,595 (April 30, 2024 – $173,602 and October 31, 2023 – $160,007) for a net position of $34,953 (April 30, 2024 – $33,621 and October 31, 2023 – $36,463).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.